Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Share capital Adjusted balance as at 1 January 2023 IFRS 17	Share capital	Share premium Adjusted balance as at 1 January 2023 IFRS 17	Share premium	Other reserves Adjusted balance as at 1 January 2023 IFRS 17	Other reserves	Retained earnings Adjustment on initial application of IFRS 17 IFRS 17	Retained earnings Adjusted balance as at 1 January 2023 IFRS 17	Retained earnings	Non-controlling interests Adjusted balance as at 1 January 2023 IFRS 17	Non-controlling interests	Adjustment on initial application of IFRS 17 IFRS 17	Adjusted balance as at 1 January 2023 IFRS 17	Total
Beginning balance at Dec. 31, 2021			£ 19		£ 7		£ (1,927)			£ 3,166		£ (1)			£ 1,264
Profit for the year										232					232
Other comprehensive income:
Net exchange adjustments offset in reserves							(232)								(232)
Net (loss)/gain on net investment hedge							(68)								(68)
Net gain/(loss) on cash flow hedge	[1]						(6)								(6)
Cost of hedging							(2)								(2)
Remeasurement of net defined benefit liability										2					2
Tax related to items taken directly to other comprehensive income										11					11
Total other comprehensive income for the year							(308)			245					(63)
Transactions with owners:
Shares issued in the year			6												6
Merger relief on acquisition of Terminix Global Holdings, Inc.							3,014								3,014
Gain on stock options					2										2
Cost of issuing new shares							(16)								(16)
Dividends paid to equity shareholders										(122)					(122)
Cost of equity-settled share-based payment plans										18					18
Tax related to items taken directly to equity										(2)					(2)
Movement in the carrying value of put options										(3)					(3)
Ending balance at Dec. 31, 2022		£ 25	25	£ 9	9	£ 763	763	£ (1)	£ 3,301	3,302	£ (1)	(1)	£ (1)	£ 4,097	4,098
Profit for the year										381					381
Other comprehensive income:
Net exchange adjustments offset in reserves							(352)								(352)
Net (loss)/gain on net investment hedge							109								109
Net gain/(loss) on cash flow hedge	[1]						3								3
Cost of hedging							9								9
Tax related to items taken directly to other comprehensive income										6					6
Total other comprehensive income for the year							(231)			387					156
Transactions with owners:
Gain on stock options					5										5
Dividends paid to equity shareholders										(201)					(201)
Cost of equity-settled share-based payment plans										27					27
Movement in the carrying value of put options										4					4
Ending balance at Dec. 31, 2023			25		14		532			3,518		(1)			4,088
Profit for the year										307					307
Other comprehensive income:
Net exchange adjustments offset in reserves							46								46
Net (loss)/gain on net investment hedge							(17)								(17)
Net gain/(loss) on cash flow hedge	[1]						27								27
Cost of hedging							(5)								(5)
Tax related to items taken directly to other comprehensive income										(6)					(6)
Total other comprehensive income for the year							51			301					352
Transactions with owners:
Gain on stock options					1										1
Dividends paid to equity shareholders										(229)					(229)
Cost of equity-settled share-based payment plans										20					20
Tax related to items taken directly to equity										(3)					(3)
Movement in the carrying value of put options										(1)					(1)
Ending balance at Dec. 31, 2024			£ 25		£ 15		£ 583			£ 3,606		£ (1)			£ 4,228

[1]	£27m net gain (2023: £3m net gain; 2022: £6m net loss) on cash flow hedge includes a £51m loss (2023: £28m loss; 2022: £137m gain) from the effective portion of changes in fair value, offset by reclassification to the cost of acquisition of £nil (2023: £nil; 2022: £118m loss) and a £78m gain (2023: £31m gain; 2022: £25m loss) reclassification to the income statement due to changes in foreign exchange rates.